ACQUISITION	12 Months Ended
Dec. 31, 2011
Business Combinations [Abstract]
Business Acquisition, Integration, Restructuring and Other Related Costs [Text Block]
3.	ACQUISITION

On March 8, 2010, pursuant to a stock exchange agreement, the Company acquired all of the issued and outstanding shares of Gentor Resources Limited (formerly APM Mining Limited) in exchange for 10,362,000 common shares of the Company.

Gentor Resources Limited is a mineral exploration company, which has secured the earn-in rights to specific exploration ground holdings in the Sultanate of Oman (“Oman”), comprising sites identified as having significant potential for copper mineralization.

The purchase price for this acquisition was $13,395,583, which included 10,362,000 of the Company’s common shares at a price of $1.02 per share and direct costs of $2,826,343.   As part of the transaction costs, the Company issued 2,701,000 shares at a price of $1.02 per share to a related party in exchange for capital raising services.  Included in direct costs are $71,323 of costs that are part of accounts payable and accrued liabilities. The price of $1.02 per share was based on the market price of the shares on March 8, 2010, being the date the Company and Gentor Resources Limited closed the agreement. The acquisition was accounted for as a purchase of assets. The total consideration and transaction costs have been allocated to the net assets acquired and liabilities assumed as follows:

Issuance of 10,362,000 common shares	$10,569,240
Transaction costs (including issuance of 2,701,000 common shares)	2,826,343
Purchase Price	$13,395,583

Net assets acquired and liabilities assumed:

Cash	$255,889
Prepaids and deposits	2,371
Capital assets	108,921
Mineral properties	13,748,198
Accounts payable and accrued liabilities	(190,415)
Due to related parties	(529,381)
Net assets acquired	$13,395,583

In connection with the foregoing transaction, the Company issued 2,500,000 common shares to a non-US Person in connection with the amendment of a certain Earn-In Agreement between Al Fairuz Mining Company, LLC (“Al Fairuz Mining”) and Gentor Resources Limited with respect to the Company’s Block 5 project located in the Sultanate of Oman. The 2,500,000 shares were issued on April 28, 2010 at a price of $1.80 per share. Consequently, there was an increase to mineral properties of $4,500,000.